Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Schedule of subsidiaries by geographical location

Entity	Jurisdiction	% ownership	Functional currency
Barkerville Gold Mines Ltd. (“Barkerville”)	British Columbia, CA	100%	Canadian dollar
Sapuchi Minera, S. de R.L. de C.V. (“Sapuchi”)	Mexico	100%	Mexican peso
Tintic Consolidated Metals LLC (“Tintic”)	Utah, USA	100%	United States dollar

Schedule of estimated useful life of property and equipment

Leasehold improvements	Lease term
Furniture and office equipment	2‑7 years
Exploration equipment and facilities	2‑20 years
Mining plant and equipment (development)	3‑20 years
Right-of-use assets	Lesser of useful life and term lease